Income tax provision - Summary of reconciliation of tax expense (benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before tax	$ (32,552)	$ (26,853)	$ (32,263)
Norway statutory tax, calculated at rate of 22%	(7,132)	(5,908)	(7,412)
Difference in subsidiary taxes, using local rates vs 22%	(179)	22	160
Estimated tax on permanent differences	568	389	640
Prior year adjustments		(112)
Change in unrecognized deferred tax asset	7,969	5,510	6,772
Income tax expense (benefit)	$ 90	$ (99)	$ 160